	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
----------------------		-------------------
COMMON STOCKS - 96.13%
	Communication Services -
	Telecommunications Services - 1.04%
65,120	Bandwidth Inc. - Class A *	$ 5,879,034
		---------------

	Consumer Discretionary - Automobiles &
	Components - 2.63%
82,000	Dorman Products, Inc. *	7,762,940
85,000	Patrick Industries, Inc.	7,080,500
		---------------
		14,843,440
		---------------

	Consumer Discretionary - Durables &
	Apparel - 1.31%
230,645	La-Z-Boy Incorporated	7,433,688
		---------------

	Consumer Discretionary -
	Retailing - 5.60%
308,080	Leslie's, Inc. *	6,327,963
68,500	Murphy USA Inc. *	11,457,310
78,380	Ollie's Bargain Outlet Holdings, Inc. *	4,724,746
434,415	Petco Health and Wellness Company, Inc.
	Class A *	9,166,156
		---------------
		31,676,175
		---------------

	Consumer Discretionary - Services - 1.81%
145,745	Carriage Services, Inc.	6,498,769
171,795	Wendy's Company (The)	3,724,516
		---------------

		10,223,285
		---------------

	Consumer Staples - Food, Beverage &
	Tobacco - 2.58%
41,475	J & J Snack Foods Corp.	6,338,210
300,000	Nomad Foods Limited *	8,268,000
		---------------

		14,606,210
		----------------

	Financials - Banks - 0.99%
101,000	Glacier Bancorp, Inc.	5,590,350
		----------------

	Financials - Diversified - 3.44%
124,635	Cohen & Steers, Inc.	10,440,674
34,800	Morningstar, Inc.	9,014,244
		----------------
		19,454,918
		----------------

	Financials - Insurance - 1.67%
170,000	Brown & Brown, Inc.	9,426,500
		----------------

	Health Care - Equipment &
	Services - 13.60%
88,840	AtriCure, Inc. *	6,178,822
348,855	Covetrus, Inc. *	6,328,230
56,770	InMode Ltd. *	9,051,976
38,955	LHC Group, Inc. *	6,112,429
122,500	NuVasive, Inc. *	7,331,625
75,000	Omnicell, Inc. *	11,132,250
281,685	Ortho Clinical Diagnostics Holdings plc *	5,205,539
187,795	Tactile Systems Technology, Inc. *	8,347,488
58,590	Tandem Diabetes Care, Inc. *	6,994,474
222,246	Vocera Communications, Inc. *	10,169,977
		----------------
		76,852,810
		----------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 4.87%
6,875	ICON plc *	1,801,388
123,775	Pacira BioSciences, Inc. *	6,931,400
160,000	Prestige Consumer Healthcare Inc. *	8,977,600
112,500	Syneos Health, Inc. *	9,841,500
		----------------
		27,551,888
		----------------

	Industrials - Capital Goods - 8.33%
94,425	A.O. Smith Corporation	5,766,535
121,880	Altra Industrial Motion Corp.	6,746,058
186,805	AZEK Company Inc. (The) *	6,823,987
155,990	Beacon Roofing Supply, Inc. *	7,450,082

183,163	Builders FirstSource, Inc. *	9,476,854
277,978	Construction Partners, Inc. - Class A *	9,276,126
32,075	Mercury Systems, Inc. *	1,520,996
		----------------
		47,060,638
		----------------

	Industrials - Commercial & Professional
	Services - 7.52%
79,395	Exponent, Inc.	8,983,544
160,000	IAA, Inc. *	8,731,200
88,000	ICF International, Inc.	7,857,520
430,045	KAR Auction Services, Inc.	7,048,438
160,000	Ritchie Bros. Auctioneers Incorporated	9,865,600
		----------------
		42,486,302
		----------------

	Industrials - Transportation - 2.71%
164,000	Knight-Swift Transportation Holdings Inc.	8,388,600
440,649	Marten Transport, Ltd.	6,913,783
		----------------
		15,302,383
		----------------

	Information Technology - Hardware &
	Equipment - 1.63%
90,000	ePlus inc. *	9,234,900
		----------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 6.02%
115,055	Lattice Semiconductor Corporation *	7,438,306
104,430	Onto Innovation Inc. *	7,545,067
110,280	Power Integrations, Inc.	10,916,617
104,010	Semtech Corporation *	8,109,660
		----------------
		34,009,650
		----------------

	Information Technology - Software &
	Services - 24.96%
56,465	BlackLine, Inc. *	6,666,258
43,750	CyberArk Software Ltd. *	6,904,625
162,160	Descartes Systems Group Inc. (The) *	13,177,122
213,210	EVERTEC, Inc.	9,747,961
78,550	ExlService Holdings, Inc. *	9,671,076
315,200	i3 Verticals, Inc. - Class A *	7,630,992
124,880	Mimecast Limited *	7,942,368
260,919	Model N, Inc. *	8,740,786
35,500	Paylocity Holding Corporation *	9,954,200
84,750	Q2 Holdings, Inc. *	6,791,865
69,500	Qualys, Inc. *	7,734,655

71,685	Rapid7, Inc. *	8,101,839
357,660	Repay Holdings Corporation *	8,236,910
97,500	SailPoint Technologies Holdings, Inc. *	4,180,800
52,240	SPS Commerce, Inc. *	8,426,834
168,585	Tenable Holdings, Inc. *	7,778,512
114,555	WNS (Holdings) Limited *	9,370,599
		----------------
		141,057,402
		----------------

	Materials - 3.38%
59,500	AptarGroup, Inc.	7,101,325
281,000	GCP Applied Technologies Inc. *	6,159,520
95,292	UFP Technologies, Inc. *	5,869,034
		----------------
		19,129,879
		----------------

	Other - 1.00%
35,170	iShares Russell 2000 Value ETF	5,635,289
		----------------

	Real Estate - 1.04%
94,625	NexPoint Residential Trust, Inc.	5,855,395
		----------------

	TOTAL COMMON STOCKS
	(cost $328,143,315)	543,310,136
		----------------

SHORT-TERM INVESTMENTS - 4.01%
	U.S. Government Securities - 2.57%
$5,000,000	U.S. Treasury Bill 10/12/2021, 0.021%	4,999,969
7,000,000	U.S. Treasury Bill 10/19/2021, 0.020%	6,999,930
2,500,000	U.S. Treasury Bill 11/02/2021, 0.020%	2,499,956
		----------------
		14,499,855
		----------------

	Money Market Fund - 1.44%
8,164,616	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class)
	7-day net yield, 0.03%	8,164,616
		----------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $22,664,471)	22,664,471
		----------------

	TOTAL INVESTMENTS
	(cost $350,807,787) - 100.14%	565,974,607
		----------------

LIABILITIES, NET OF OTHER ASSETS - (0.14)%	(809,766)
----------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$565,164,841
----------------
----------------

*Non-income producing security.

As of September 30, 2021, investment cost for federal tax purposes was $350,649,610 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$231,230,355
Unrealized depreciation	(15,905,358)
----------------
Net unrealized appreciation	$215,324,997
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	------------------
Level 1 -
Common Stocks(1)	$543,310,136
Money Market Fund	8,164,616
Level 2 -
U.S. Government Securities	14,499,855

Level 3 -
None	--
----------------
Total	$565,974,607
----------------
----------------

(1) See Schedule above for further detail by industry.